Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
5. Leases
As of June 30, 2022, the Company leases office space under non-cancelable operating leases in two cities. The office space in Boston, Massachusetts consists of approximately
7,200
square feet that will expire in October 2022 and is classified as a short-term lease. The office space in Larkspur, California consists of approximately
43,600
square feet that will expire in
November 2026
. The Company posted a customary letter of credit in the amount of approximately $250 as a security deposit, which is included in restricted cash within the condensed consolidated balance sheets. This lease does not include any restrictions or covenants that had to be accounted for under the lease guidance.
During the three and six months ended June 30, 2022, the Company recognized $262 and $524 of rent expense. During the three and six months ended June 30, 2021, the Company recognized $299 and $585 of rent expense. Of the $524 recognized during the six months ended June 30, 2022, $150 was related to short term leases.
Net cash paid under the Larkspur lease for the amounts included in the measurement of the operating lease liability on the condensed consolidated balance sheet and operating activities in our condensed consolidated statement of cash flow was $415 for the period ending June 30, 2022. The remaining lease term and incremental borrowing rate for the Larkspur lease as of June 30, 2022 was 4.4 years and 7.6%, respectively.
Future minimum lease payments for the Massachusetts lease are $109 for the year ending December 31, 2022.
Future lease payments for our California noncancelable operating lease as of June 30, 2022 and a reconciliation to the carrying amount of the operating lease liability presented in the condensed consolidated balance sheet as of June 30, 2022 is as follows:

Years Ending December 31,	Amounts
2022 (remaining 6 months)	$429
2023	878
2024	914
2025	950
2026	905

Total undiscounted payments due under operating leases	4,076
Less imputed interest	(619)

Total	$3,457

Current operating lease liability	$625
Non-current operating lease liability	2,832

Total	$3,457

For comparable purposes, aggregate future minimum
non-cancellable
commitments under leases as of December 31, 2021, are as follows:

Years Ending December 31,	Amounts

2022 (remaining 6 months)	$538
2023	878
2024	914
2025	950
2026	905

Total	$4,185